Fees Summary	Jul. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 997,945,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,785.38
Total Offset Amount	0.00
Net Fee	152,785.38
Narrative - Max Aggregate Offering Price	$ 997,945,000.00
Final Prospectus	true